Subsequent Events (Narrative) (Detail) - Subsequent event - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 15, 2024	Jun. 28, 2024	Jun. 27, 2024
Subsequent Event [Line Items]
Aggregated number of shares allowed for repurchase (in shares)	80,000,000
Aggregate amount of shares allowed for repurchase	¥ 100,000
Common stock
Subsequent Event [Line Items]
Dividends payable (in JPY per share)			¥ 20.5
Dividends payable, total amount		¥ 240,938
Shares authorized to be repurchased as % of total shares outstanding	0.70%